United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/07

Date of Reporting Period:  Quarter ended 4/30/06

Item 1.

Schedule of Investments

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--75.4%
$30,000,000	[1]	4.500%, 2/15/2009	$29,709,375
37,000,000	[1]	3.625%, 7/15/2009	35,624,773
41,000,000		3.625%, 1/15/2010	39,244,696
20,000,000	[1]	4.000%, 4/15/2010	19,356,838
42,000,000		3.875%, 5/15/2010	40,429,838
63,000,000	[1]	3.875%, 9/15/2010	60,460,035
51,000,000	[1]	4.250%, 10/15/2010	49,661,740
52,000,000	[1]	4.375%, 12/15/2010	50,843,728
37,000,000	[1]	4.250%, 1/15/2011	35,963,737
45,000,000	[1]	4.500%, 2/28/2011	44,183,291
42,000,000		4.750%, 3/31/2011	41,676,457
23,000,000	[1]	4.875%, 2/15/2012	22,921,101
25,415,920		U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012	26,496,175
11,000,000		4.375%, 8/15/2012	10,651,601
37,000,000		4.000%, 11/15/2012	34,991,873
		TOTAL U.S. TREASURY (IDENTIFIED COST $545,645,771)	542,215,258
		GOVERNMENT AGENCIES--21.9%
21,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	20,936,389
25,000,000		Federal Home Loan Bank System, 7.625%, 5/15/2007	25,605,358
20,000,000		Federal National Mortgage Association, 5.000%, 9/14/2007	19,944,026
20,000,000		Federal Home Loan Mortgage Corp., 4.110%, 2/16/2010	19,224,018
40,000,000		Federal Home Loan Mortgage Corp., 5.000%, 11/1/2010	39,308,100
33,000,000		Federal Home Loan Mortgage Corp., 4.750%, 1/18/2011	32,331,935
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $158,330,793)	157,349,826
		REPURCHASE AGREEMENTS—47.6%
12,028,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	12,028,000
164,942,000		Interest in $1,200,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	164,942,000
165,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bear Stearns and Co. Inc. will repurchase U.S. Government Agency securities with various maturities to 4/25/2036 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	165,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	341,970,000
		TOTAL INVESTMENTS—144.9% (IDENTIFIED COST $1,045,946,564)[2]	1,041,535,084
		OTHER ASSETS AND LIABILITIES---NET—(44.9)%	(322,638,752)
		TOTAL NET ASSETS---100%	$718,896,332

1	Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
2

The cost of investments for federal tax purposes amounts to $1,045,946,564. The net unrealized depreciation of investments for federal tax purposes was $4,411,480. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $779,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,191,017.

Note:         The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Item 2.

Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Federated U.S. Government Securities Fund: 2-5 Years

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date

June 21, 2006

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006